Putnam
Classic Equity
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-03

[GRAPHIC OMITTED: ACORNS]

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Although modest, the gain registered by Putnam Classic Equity Fund for the six months ended May 31, 2003, represents a welcome sign that the long drought in the equity markets at last may be ending. However, the fund underperformed both its benchmark index and its Lipper fund category average during the period. You will find the details on page 7.

In line with your fund's strategy of seeking out undervalued companies poised for positive change, the results in part reflect the performance of stocks that we believe have not demonstrated their full potential. The process may take a while, since the stock market itself will require some time to regain momentum. As the management team notes in its discussion of performance and strategy in the following report, the outlook for stocks is brighter now than it has been for quite some time.

Meanwhile, as we look back on one of the most challenging periods in recent investment history, we would like you to know how much we appreciate your patience and continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 16, 2003

REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* Putnam Classic Equity Fund posted a modest return at net asset value for the semiannual period ended May 31, 2003. The fund's class A shares returned 2.87%. Class A shares at public offering price returned -3.08%.

* Due to differences in individual holdings and weightings, the fund underperformed its benchmark, the S&P 500 Index, which returned 3.87%.

* Due in part to its relative-value strategy, the fund's return for class A shares underperformed the average for its peer group, the Lipper Large-Cap Value Funds category, which was 4.09% for the period.

* See the Performance Summary on page 7 for complete fund performance, comparative performance, and Lipper data.

* PERFORMANCE COMMENTARY

We are pleased that our commitment to improving fund performance over the long term translated into positive results at net asset value for the first half of fiscal 2003. The fund lagged its benchmark primarily because of weak performance by certain holdings. As a rule, we target stocks that are priced attractively compared to other opportunities in their industries. These stocks may be out of favor but, in our opinion, are poised to experience positive change. We anticipate that other investors will recognize the value of these stocks after we purchase them, but it often takes time for stocks to appreciate to their intrinsic value. We believe that even those stocks that underperformed during the period have the potential to reward shareholders over time. The fund's relative-value strategy, which is oriented less toward the traditional value stocks that fared well during the period, explains in part why the fund lagged its Lipper peer group.

Fund Profile

Putnam Classic Equity Fund invests in stocks of midsize and large-cap companies that we believe are undervalued and undergoing positive changes. Its relative-value strategy pursues attractive opportunities in all industry sectors, including sectors that are experiencing rapid growth. The fund may be appropriate for investors seeking capital growth and, as a secondary goal, the potential for current income from common stocks.


* MARKET OVERVIEW

Markets were choppy, yet stocks advanced overall during the period. Growth stocks dominated the market from January through April, but value stocks surged back into the forefront during May. A number of factors contributed to a more upbeat market environment. The war in Iraq ended and energy prices dropped. Corporate profitability firmed up, as costs were trimmed to the bone. The Federal Reserve Board hinted that it might reduce the target short-term interest rate yet again to help spur the lethargic economy and prevent deflation. The U.S. dollar was weak relative to foreign currencies, creating an advantage for domestic companies selling products in foreign markets. The Bush administration signed into law the comprehensive Jobs and Growth Tax Relief Reconciliation Act of 2003. This cuts marginal income tax rates for all citizens, and provides for reduced taxes on stock dividends and capital gains. It also provides incentives for businesses to increase their capital spending. The ongoing boom in mortgage refinancing put money in consumers' pockets, allowing them to continue spending. While these factors should help the economy grow, nagging problems persist that could dampen the rate of growth. Many industrial sectors still face excess capacity, and where that is the case, capital spending is likely to remain tepid. The number of unemployed workers has swelled, as has the level of personal debt carried by consumers. All told, we believe the markets currently provide plenty of attractive opportunities. At the same time, investors must continue to exercise a reasonable amount of caution.

MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 5/31/03

Equities

S&P 500 Index (broad stock market)                               3.87%
-----------------------------------------------------------------------
S&P500/Barra Value Index (large-company value stocks)            5.69%
-----------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)            5.40%
-----------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth
stocks)                                                         10.00%
-----------------------------------------------------------------------

Bonds

Lehman Government Bond Index (government bonds)                  6.70%
-----------------------------------------------------------------------
CSFB High Yield Index (high-yield bonds)                        15.38%
-----------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                           10.76%
-----------------------------------------------------------------------

These indexes provide an overview of performance in different market sectors for the six months ended 5/31/03.

* STRATEGY OVERVIEW

The fund maintained its strategy of investing in what we believed to be undervalued stocks from all market sectors. As a general rule, we do not make large sector bets, but instead focus on selecting individual stocks that we believe are likely to outperform the sector and the market over time. We closely monitor each company's fundamentals, as well as the near- and long-term prospects of the company, sector, and industry, in an effort to manage the portfolio's risk exposure at an appropriate level.

The fund was positioned fairly defensively as the fiscal year began. In the middle of the period we added to positions in cyclical stocks, particularly capital goods and technology. We reduced exposure to the consumer staples sector. Financial stocks performed very strongly, and we took profits where appropriate.

We believe the fund has been positioned to benefit from an eventual recovery in business spending. It is our opinion that corporate spending will ultimately lead the economy out of its present lethargy. More recently, we also began to emphasize companies that have foreign operations, and those that sell products in foreign markets, as these are likely to benefit from the current currency situation. The weakness of the U.S. dollar relative to other currencies makes U.S. products cheaper, and thus more attractive, around the world.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED*

                                  as of 11/30/02       as of 5/31/03

Pharmaceuticals                        12.6%               12.0%

Banking                                 8.1%                9.7%

Financial                               6.8%                7.1%

Computers                               6.4%                6.2%

Oil and gas                             6.2%                5.9%

Footnote reads:
*This chart shows how the fund's top sector weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


* HOW FUND HOLDINGS AFFECTED PERFORMANCE

Portfolio holdings contributing most positively to fund performance were Computer Associates, Altria, and JP Morgan Chase. Computer Associates seemed to appreciate on the mere absence of bad news, as investor concern over management and accounting issues began to abate and the stock's low price and competitive market position came into focus. We were comfortable with the company's business model and its cash flow. We purchased shares when we believed the market had priced them too cheaply, and the fund benefited as the stock price corrected upward. We are maintaining the position because we believe more upside potential is possible.

Top-10 holding Altria (formerly Philip Morris) suffered when the Miles tobacco litigation case, tried in Illinois, resulted in an unfavorable ruling for the tobacco company. However, a second high-profile legal decision, the Engels case, was overturned in favor of the tobacco companies. The resulting positive bounce in tobacco stocks boosted the fund's return. The fund still owns a position in Altria.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS*

Citigroup, Inc.
Financial

Altria Group, Inc.
Tobacco

Pfizer, Inc.
Pharmaceuticals

Exxon Mobil Corp.
Oil and gas

Hewlett-Packard Co.
Computers

Merck & Co., Inc.
Pharmaceuticals

Intel Corp.
Electronics

SBC Communications, Inc.
Regional Bells

Verizon Communications, Inc.
Regional Bells

JP Morgan Chase & Co.
Investment banking/brokerage

Footnote reads:
*These holdings represent 28.9% of the fund's net assets as of 5/31/03.
 The fund's holdings will change over time.


When investors soured on the brokerage industry and JP Morgan Chase's burden of risky debt drove the company's share price to very low levels, the fund took the opportunity to build a rather large position. As the stock recovered during the period the fund benefited significantly. We are maintaining the position.

As was mentioned in the Performance Commentary section, several fund holdings underperformed and dampened fund results. Their weakness is the primary reason the fund lagged its benchmark for the period. J.C. Penney's Eckert Drug unit floundered and lost market share. Earnings growth slowed, leading investors to question management's ability to turn the situation around. Because we believe the stock has attractive long-term appreciation potential, the portfolio continues to hold shares.

Office Depot was also among the fund's top detractors during the period. This specialty retailer stumbled under intense pressure from its competitors to lower prices. In general, all office suppliers have faced difficulties as customers implemented stringent cost-cutting measures. We believe the stock price will improve as the economy recovers.

In addition to producing its brand name products, King Pharmaceuticals manufactures drugs for other pharmaceutical companies. It has historically been a very acquisitive company, buying the rights to manufacture and market drugs that other companies have deemed unprofitable. A recent SEC investigation into the firm's pricing practices caused the share price to drop. The fund has maintained its position, and we believe the company's trouble is likely to be a short-term concern.

While the stocks mentioned in this report may have been viewed favorably at the end of the reporting period, all are subject to review in accordance with the fund's investment policy and our opinion of them may change in the future.

* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. The members of the team are Deborah Kuenstner (Portfolio Leader), Cole Lannum
(Portfolio Member), Mike Abata, Bart Geer, David King, Christopher Miller, Jeanne Mockard, and Hugh Mullin.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

As this report was being written, the outlook for the stock market seemed more positive than it has for some time. The combination of low interest rates, lower energy prices, a weaker dollar, the mortgage refinance boom, and the tax cut package appeared likely to spur the economy in coming months. While it is still a low-yielding equity environment, we believe the decline in yields in the fixed-income market and the potential for growth in dividends and enterprise values made stocks look quite attractive, when compared to bonds over the next 10 years.

Among equities, we believe value stocks remain attractive; however, we believe the low-hanging fruit in the value universe has probably been picked. We believe the period of time in which value greatly outperforms growth may have peaked. Value stocks are clearly not as cheap as they once were. Yet, we remain positive on the outlook for value stocks, which work well over the long term.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 provides for a reduction in the capital gains tax, which should benefit the capital appreciation objective of the fund. It also provides for a reduction in the tax on stock dividends. While the fund's investment policy does not specifically target dividend-paying stocks, the new law should nevertheless enhance the valuation of the fund's holdings that are yield stocks. Fund shareholders should also benefit directly on an after-tax basis. Additionally, we expect the new law will encourage companies to return more of their excess capital to shareholders, which we believe is a positive for the markets.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended May 31, 2003. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See page 8 for definitions of some terms used in this section.

TOTAL RETURN FOR PERIODS ENDED 5/31/03

                       Class A        Class B        Class C      Class M
(inception dates)     (1/5/95)       (1/5/95)       (2/1/99)      (1/5/95)
                     NAV    POP     NAV   CDSC     NAV   CDSC    NAV    POP
-------------------------------------------------------------------------------
6 months            2.87%  -3.08%  2.50%  -2.50%  2.58%  1.57%  2.61%  -0.94%
-------------------------------------------------------------------------------
1 year             -9.78  -14.93 -10.40  -14.88 -10.34 -11.23 -10.23  -13.40
-------------------------------------------------------------------------------
5 years           -11.47  -16.56 -14.79, -16.19 -14.57 -14.57 -13.74  -16.74
Annual average     -2.41   -3.56  -3.15   -3.47  -3.10  -3.10  -2.91   -3.60
-------------------------------------------------------------------------------
Life of fund       93.46   82.35  81.50   81.50  81.95  81.95  85.42   78.92
Annual average      8.17    7.41   7.35    7.35   7.38   7.38   7.62    7.17
-------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/03

                                                             Lipper Large-Cap
                                                 S&P 500        Value Funds
                                                  Index      category average*
-------------------------------------------------------------------------------
6 months                                          3.87%            4.09%
-------------------------------------------------------------------------------
1 year                                           -8.06           -10.47
-------------------------------------------------------------------------------
5 years                                          -5.27            -4.58
Annual average                                   -1.08            -1.06
-------------------------------------------------------------------------------
Life of fund
Annual average                                   11.04             9.40
-------------------------------------------------------------------------------

* Index and Lipper results should be compared to fund performance at net asset value. Over the 6-month, 1-year, 5-year, and life-of-fund periods ended 5/31/03, there were 414, 394, 213, and 121 funds, respectively, in this Lipper category.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/03

                     Class A         Class B         Class C         Class M
-------------------------------------------------------------------------------
Distributions
(number)               2                2               2               2
-------------------------------------------------------------------------------
Income              $0.045           $0.009          $0.008          $0.020
-------------------------------------------------------------------------------
Capital gains          --               --              --              --
-------------------------------------------------------------------------------
  Total             $0.045           $0.009          $0.008          $0.020
-------------------------------------------------------------------------------
Share value:      NAV    POP           NAV             NAV        NAV    POP
-------------------------------------------------------------------------------
11/30/02        $10.09  $10.71       $10.00          $10.06     $10.04  $10.40
-------------------------------------------------------------------------------
5/31/03          10.33   10.96        10.24           10.31      10.28   10.65
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1            0.97%   0.91%        0.27%           0.23%      0.47%   0.45%
-------------------------------------------------------------------------------
Current
30-day SEC
yield 2           1.18    1.11         0.46            0.46       0.70    0.67
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/03(most recent calendar quarter)

                      Class A        Class B         Class C       Class M
(inception dates)    (1/5/95)       (1/5/95)        (2/1/99)       (1/5/95)
                    NAV    POP     NAV    CDSC     NAV   CDSC     NAV    POP
-------------------------------------------------------------------------------
6 months           10.83%  4.48%  10.40%  5.40%   10.32%  9.32%  10.48%   6.67%
-------------------------------------------------------------------------------
1 year              0.17  -5.62   -0.60  -5.56    -0.60  -1.59   -0.35   -3.81
-------------------------------------------------------------------------------
5 years            -9.69 -14.90  -13.03 -14.46   -12.94 -12.94  -11.90  -14.98
Annual average     -2.02  -3.17   -2.75  -3.08    -2.73  -2.73   -2.50   -3.19
-------------------------------------------------------------------------------
Life of fund       97.48  86.13   85.17  85.17    85.43  85.43   89.26   82.62
Annual average      8.35   7.60    7.53   7.53     7.55   7.55    7.81    7.36
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

COMPARATIVE INDEXES

S&P 500 Index is an unmanaged index used as a general measure of securities performance.

S&P 500/Barra Value Index is an unmanaged index of capitalization-weighted stocks chosen for their value orientation.

Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 chosen for their value orientation.

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities.

Lehman Credit Index is an unmanaged index of corporate bonds.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
May 31, 2003 (Unaudited)

COMMON STOCKS (97.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (2.8%)
-------------------------------------------------------------------------------------------------------------------
            495,700 Boeing Co. (The)                                                                    $15,203,119
            126,600 Lockheed Martin Corp.                                                                 5,876,772
            104,400 Northrop Grumman Corp.                                                                9,181,980
            224,800 Rockwell Collins, Inc.                                                                5,165,904
                                                                                                      -------------
                                                                                                         35,427,775

Banking (9.7%)
-------------------------------------------------------------------------------------------------------------------
            328,200 Bank of America Corp.                                                                24,352,440
            456,300 Bank of New York Co., Inc. (The)                                                     13,205,322
             89,100 BB&T Corp.                                                                            3,046,329
            201,475 Comerica, Inc.                                                                        9,322,248
             84,400 State Street Corp.                                                                    3,233,364
            862,900 U.S. Bancorp                                                                         20,450,730
            312,800 Wachovia Corp.                                                                       12,568,304
            513,400 Washington Mutual, Inc.                                                              20,936,452
            141,000 Wells Fargo & Co.                                                                     6,810,300
            199,800 Zions Bancorp.                                                                       10,193,796
                                                                                                      -------------
                                                                                                        124,119,285

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
             98,400 Coca-Cola Co. (The)                                                                   4,484,088

Chemicals (2.3%)
-------------------------------------------------------------------------------------------------------------------
            139,500 Avery Dennison Corp.                                                                  7,739,460
            407,000 Dow Chemical Co. (The)                                                               12,942,600
            190,500 PPG Industries, Inc.                                                                  9,264,015
                                                                                                      -------------
                                                                                                         29,946,075

Coal (0.3%)
-------------------------------------------------------------------------------------------------------------------
            106,600 Peabody Energy Corp.                                                                  3,501,810

Computers (6.2%)
-------------------------------------------------------------------------------------------------------------------
            212,600 Dell Computer Corp. (NON)                                                             6,652,254
          1,925,643 Hewlett-Packard Co.                                                                  37,550,039
            268,300 IBM Corp.                                                                            23,621,132
            161,000 Lexmark International, Inc. (NON)                                                    11,978,400
                                                                                                      -------------
                                                                                                         79,801,825

Conglomerates (3.6%)
-------------------------------------------------------------------------------------------------------------------
              5,020 Berkshire Hathaway, Inc. Class B (NON)                                               11,917,480
            475,500 General Electric Co.                                                                 13,646,850
          1,191,300 Tyco International, Ltd. (Bermuda)                                                   21,086,010
                                                                                                      -------------
                                                                                                         46,650,340

Consumer Finance (0.8%)
-------------------------------------------------------------------------------------------------------------------
            483,800 MBNA Corp.                                                                            9,700,190

Consumer Goods (1.9%)
-------------------------------------------------------------------------------------------------------------------
            199,200 Fortune Brands, Inc.                                                                 10,438,080
            149,600 Kimberly-Clark Corp.                                                                  7,768,728
            233,800 Newell Rubbermaid, Inc.                                                               6,663,300
                                                                                                      -------------
                                                                                                         24,870,108

Electric Utilities (2.8%)
-------------------------------------------------------------------------------------------------------------------
            595,000 Edison International (NON)                                                            9,686,600
             83,400 Entergy Corp.                                                                         4,310,946
             35,300 Exelon Corp.                                                                          2,022,690
            216,000 FirstEnergy Corp.                                                                     7,950,960
            484,700 PG&E Corp. (NON)                                                                      8,239,900
             74,100 Progress Energy, Inc.                                                                 3,486,405
                                                                                                      -------------
                                                                                                         35,697,501

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
             51,700 Emerson Electric Co.                                                                  2,703,910

Electronics (3.6%)
-------------------------------------------------------------------------------------------------------------------
          1,543,300 Intel Corp.                                                                          32,162,372
            804,300 Motorola, Inc.                                                                        6,852,636
          1,638,400 Solectron Corp. (NON)                                                                 6,553,600
                                                                                                      -------------
                                                                                                         45,568,608

Energy (1.6%)
-------------------------------------------------------------------------------------------------------------------
            158,200 BJ Services Co. (NON)                                                                 6,440,322
            336,200 GlobalSantaFe Corp. (Cayman Islands)                                                  8,364,656
            231,500 Halliburton Co.                                                                       5,525,905
                                                                                                      -------------
                                                                                                         20,330,883

Financial (7.1%)
-------------------------------------------------------------------------------------------------------------------
          1,257,800 Citigroup, Inc.                                                                      51,594,956
            247,800 Fannie Mae                                                                           18,337,200
            344,700 Freddie Mac                                                                          20,616,507
                                                                                                      -------------
                                                                                                         90,548,663

Food (1.0%)
-------------------------------------------------------------------------------------------------------------------
            396,900 Kraft Foods, Inc. Class A                                                            12,859,560

Forest Products and Packaging (0.3%)
-------------------------------------------------------------------------------------------------------------------
            584,394 Abitibi-Consolidated, Inc. (Canada)                                                   3,958,098

Health Care Services (3.0%)
-------------------------------------------------------------------------------------------------------------------
            164,200 Anthem, Inc. (NON)                                                                   12,044,070
            274,500 Cardinal Health, Inc.                                                                15,841,395
            199,100 CIGNA Corp.                                                                          11,169,510
                                                                                                      -------------
                                                                                                         39,054,975

Household Furniture and Appliances (0.3%)
-------------------------------------------------------------------------------------------------------------------
             59,500 Whirlpool Corp.                                                                       3,385,550

Insurance (3.9%)
-------------------------------------------------------------------------------------------------------------------
            300,300 ACE, Ltd. (Bermuda)                                                                  10,960,950
            196,900 American International Group, Inc.                                                   11,396,572
            155,500 Radian Group, Inc.                                                                    6,261,985
            441,902 Travelers Property Casualty Corp. Class B                                             7,145,555
            160,500 XL Capital, Ltd. Class A (Bermuda)                                                   13,971,525
                                                                                                      -------------
                                                                                                         49,736,587

Investment Banking/Brokerage (2.2%)
-------------------------------------------------------------------------------------------------------------------
            809,500 JPMorgan Chase & Co.                                                                 26,600,170
             29,300 Merrill Lynch & Co., Inc.                                                             1,268,690
                                                                                                      -------------
                                                                                                         27,868,860

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
            711,500 Royal Caribbean Cruises, Ltd.                                                        14,770,740

Machinery (0.8%)
-------------------------------------------------------------------------------------------------------------------
            235,900 Ingersoll-Rand Co. Class A (Bermuda)                                                 10,332,420

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
             84,600 Dover Corp.                                                                           2,564,226

Media (2.1%)
-------------------------------------------------------------------------------------------------------------------
            237,500 AOL Time Warner, Inc. (NON)                                                           3,614,750
            657,200 Liberty Media Corp. Class A (NON)                                                     7,689,240
            782,200 Walt Disney Co. (The)                                                                15,370,230
                                                                                                      -------------
                                                                                                         26,674,220

Medical Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------
             85,800 Boston Scientific Corp. (NON)                                                         4,470,180

Natural Gas Utilities (0.9%)
-------------------------------------------------------------------------------------------------------------------
            603,900 NiSource, Inc.                                                                       11,842,479

Oil & Gas (5.9%)
-------------------------------------------------------------------------------------------------------------------
            186,700 Burlington Resources, Inc.                                                            9,949,243
            324,112 ConocoPhillips                                                                       17,492,325
          1,064,200 Exxon Mobil Corp.                                                                    38,736,880
            193,400 Royal Dutch Petroleum Co. ADR (Netherlands)                                           8,809,370
                                                                                                      -------------
                                                                                                         74,987,818

Pharmaceuticals (12.0%)
-------------------------------------------------------------------------------------------------------------------
            570,900 Abbott Laboratories                                                                  25,433,595
            106,200 Forest Laboratories, Inc. (NON)                                                       5,363,100
            284,900 Johnson & Johnson                                                                    15,484,315
            661,100 King Pharmaceuticals, Inc. (NON)                                                      9,460,341
            599,700 Merck & Co., Inc.                                                                    33,331,326
          1,419,418 Pfizer, Inc.                                                                         44,030,346
            459,600 Wyeth                                                                                20,153,460
                                                                                                      -------------
                                                                                                        153,256,483

Railroads (1.6%)
-------------------------------------------------------------------------------------------------------------------
            166,800 Canadian National Railway Co. (Canada)                                                8,416,728
            193,200 Union Pacific Corp.                                                                  11,783,268
                                                                                                      -------------
                                                                                                         20,199,996

Real Estate (0.6%)
-------------------------------------------------------------------------------------------------------------------
            183,300 Boston Properties, Inc. (R)                                                           7,683,936

Regional Bells (5.2%)
-------------------------------------------------------------------------------------------------------------------
            283,800 BellSouth Corp.                                                                       7,523,538
          1,190,200 SBC Communications, Inc.                                                             30,302,492
            763,300 Verizon Communications, Inc.                                                         28,890,905
                                                                                                      -------------
                                                                                                         66,716,935

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
            441,900 Darden Restaurants, Inc.                                                              8,754,039

Retail (2.9%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Federated Department Stores, Inc.                                                     6,500,000
            553,400 JC Penney Co., Inc. (Holding Co.)                                                     9,584,888
            318,300 Limited, Inc. (The)                                                                   4,857,258
             90,800 Liz Claiborne, Inc.                                                                   3,077,212
            737,900 Office Depot, Inc. (NON)                                                              9,887,860
            184,000 TJX Cos., Inc. (The)                                                                  3,348,800
                                                                                                      -------------
                                                                                                         37,256,018

Software (4.0%)
-------------------------------------------------------------------------------------------------------------------
            524,900 BMC Software, Inc. (NON)                                                              8,902,304
            697,600 Computer Associates International, Inc.                                              15,116,992
            916,600 Microsoft Corp.                                                                      22,557,526
            313,500 PeopleSoft, Inc. (NON)                                                                5,128,860
                                                                                                      -------------
                                                                                                         51,705,682

Technology Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
             80,600 Fiserv, Inc. (NON)                                                                    2,667,054

Telecommunications (0.6%)
-------------------------------------------------------------------------------------------------------------------
            525,200 AT&T Wireless Services, Inc. (NON)                                                    4,080,804
            112,400 CenturyTel, Inc.                                                                      3,784,508
                                                                                                      -------------
                                                                                                          7,865,312

Tobacco (3.7%)
-------------------------------------------------------------------------------------------------------------------
          1,136,700 Altria Group, Inc.                                                                   46,945,709

Waste Management (0.3%)
-------------------------------------------------------------------------------------------------------------------
            153,700 Republic Services, Inc. (NON)                                                         3,674,967
                                                                                                     --------------
                    Total Common Stocks (cost $1,189,981,543)                                        $1,242,582,905

CONVERTIBLE PREFERRED STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             86,000 Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.                              $3,848,500
            176,500 General Motors Corp. $1.313 cv. pfd.                                                  4,258,063
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $8,124,626)                                 $8,106,563

CONVERTIBLE BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $1,579,000 Lucent Technologies, Inc. cv. debs. Ser. A, 2 3/4s, 2023                             $1,579,000
          1,579,000 Lucent Technologies, Inc. cv. debs. Ser. B, 2 3/4s, 2025                              1,579,000
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $3,158,000)                                  $3,158,000

SHORT-TERM INVESTMENTS (3.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $5,299,005 Short-term investments held as collateral for loaned securities with yields ranging from 1.20% to 1.37%
                    and due dates ranging from June 2, 2003 to
                    July 25, 2003 (d)                                                                    $5,297,128
         32,800,830 Short-term investments held in Putnam commingled cash account with yields ranging from 1.21% to
                    2.63% and due dates ranging from June 2, 2003 to
                    July 28, 2003 (d)                                                                    32,800,830
                                                                                                      -------------
                    Total Short-Term Investments (cost $38,097,958)                                     $38,097,958
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,239,362,127)                                          $1,291,945,426
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,280,495,660.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $5,119,396 of securities
on loan (identified cost $1,239,362,127) (Note 1)                            $1,291,945,426
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,613,334
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              341,758
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      272,389
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                              3,696
-------------------------------------------------------------------------------------------
Total assets                                                                  1,294,176,603

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  3,158,000
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,292,872
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,762,198
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          180,130
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      138,196
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,336
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              669,043
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                5,297,128
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              181,040
-------------------------------------------------------------------------------------------
Total liabilities                                                                13,680,943
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,280,495,660

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,613,480,072
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      6,159,106
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (391,726,817)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       52,583,299
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $1,280,495,660

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($867,390,562 divided by 83,940,063 shares)                                          $10.33
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.33)*                              $10.96
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($328,681,392 divided by 32,096,440 shares)**                                        $10.24
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($22,208,228 divided by 2,154,864 shares)**                                          $10.31
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($55,469,496 divided by 5,393,442 shares)                                            $10.28
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.28)*                              $10.65
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($6,745,982 divided by 652,383 shares)                                               $10.34
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $52,172)                                       $13,749,633
-------------------------------------------------------------------------------------------
Interest                                                                            163,463
-------------------------------------------------------------------------------------------
Securities lending                                                                    2,816
-------------------------------------------------------------------------------------------
Total investment income                                                          13,915,912

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,582,784
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,136,293
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   22,602
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     15,638
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,041,075
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,590,506
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               107,461
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               205,551
-------------------------------------------------------------------------------------------
Other                                                                               722,175
-------------------------------------------------------------------------------------------
Total expenses                                                                    8,424,085
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (125,650)
-------------------------------------------------------------------------------------------
Net expenses                                                                      8,298,435
-------------------------------------------------------------------------------------------
Net investment income                                                             5,617,477
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (44,370,014)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      62,072
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (243)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts
during the period                                                                64,149,573
-------------------------------------------------------------------------------------------
Net gain on investments                                                          19,841,388
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $25,458,865
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                           May 31           November 30
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $5,617,477           $12,109,334
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                      (44,308,185)         (224,554,516)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments              64,149,573           (74,395,360)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                             25,458,865          (286,840,542)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (4,012,746)           (8,806,888)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (303,721)             (295,321)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (18,168)              (23,887)
-------------------------------------------------------------------------------------------------------
   Class M                                                               (117,690)             (252,190)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (38,574)             (107,169)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (128,267,616)         (349,948,144)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (107,299,650)         (646,274,141)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 1,387,795,310         2,034,069,451
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $6,159,106 and $5,032,528, respectively)                 $1,280,495,660        $1,387,795,310
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.09       $11.88       $12.52       $13.95       $14.82       $14.87
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .05          .11          .11          .12          .17          .15
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .24        (1.81)        (.65)        (.11)         .30         1.32
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .29        (1.70)        (.54)         .01          .47         1.47
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.09)        (.10)        (.12)        (.17)        (.14)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.32)       (1.17)       (1.38)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.05)        (.09)        (.10)       (1.44)       (1.34)       (1.52)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.33       $10.09       $11.88       $12.52       $13.95       $14.82
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.87*      (14.38)       (4.33)         .12         3.55        10.97
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $867,391     $929,950   $1,159,070   $1,099,713   $1,285,330   $1,241,384
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .57*        1.04          .97          .94          .90          .96
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .57*         .99          .88          .97         1.19         1.04
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 23.79*       47.91        80.65        80.05        80.27        81.62
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.00       $11.77       $12.40       $13.82       $14.70       $14.77
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .02          .02          .02          .03          .06          .04
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .23        (1.78)        (.65)        (.11)         .29         1.30
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .25        (1.76)        (.63)        (.08)         .35         1.34
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.01)        (.01)          -- (d)     (.02)        (.06)        (.03)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.32)       (1.17)       (1.38)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.01)        (.01)          --        (1.34)       (1.23)       (1.41)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.24       $10.00       $11.77       $12.40       $13.82       $14.70
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.50*      (15.00)       (5.07)        (.59)        2.72        10.07
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $328,681     $362,466     $728,188   $1,032,497   $1,406,793   $1,480,683
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.79         1.72         1.69         1.65         1.71
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .19*         .22          .13          .22          .44          .29
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 23.79*       47.91        80.65        80.05        80.27        81.62
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                          For the period
Per-share                              May 31                                          Feb. 1, 1999+
operating performance               (Unaudited)          Year ended November 30         to Nov. 30
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.06       $11.85       $12.48       $13.91       $14.21
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .02          .02          .02          .03          .06
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .24        (1.80)        (.65)        (.11)        (.25)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .26        (1.78)        (.63)        (.08)        (.19)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.01)        (.01)          -- (d)     (.03)        (.11)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.32)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.01)        (.01)          --        (1.35)        (.11)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.31       $10.06       $11.85       $12.48       $13.91
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.58*      (15.05)       (5.02)        (.63)       (1.36)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $22,208      $24,587      $36,580      $37,786      $33,369
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.79         1.72         1.69         1.37*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .19*         .23          .13          .22          .42*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 23.79*       47.91        80.65        80.05        80.27
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.04       $11.82       $12.45       $13.87       $14.75       $14.81
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .03          .05          .05          .06          .10          .08
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .23        (1.80)        (.65)        (.11)         .29         1.31
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .26        (1.75)        (.60)        (.05)         .39         1.39
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.02)        (.03)        (.03)        (.05)        (.10)        (.07)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.32)       (1.17)       (1.38)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.02)        (.03)        (.03)       (1.37)       (1.27)       (1.45)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.28       $10.04       $11.82       $12.45       $13.87       $14.75
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.61*      (14.82)       (4.79)        (.35)        2.97        10.37
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $55,469      $64,254     $101,349     $120,613     $164,524     $169,631
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.54         1.47         1.44         1.40         1.46
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .32*         .48          .38          .47          .69          .54
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 23.79*       47.91        80.65        80.05        80.27        81.62
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS  Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                        For the period
Per-share                             May 31                                                         Oct 1, 1998+
operating performance               (Unaudited)                 Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.10       $11.88       $12.53       $13.96       $14.83       $12.69
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .07          .14          .14          .15          .21          .03
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .23        (1.80)        (.66)        (.11)         .30         2.11
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .30        (1.66)        (.52)         .04          .51         2.14
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.06)        (.12)        (.13)        (.15)        (.21)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.32)       (1.17)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.06)        (.12)        (.13)       (1.47)       (1.38)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.34       $10.10       $11.88       $12.53       $13.96       $14.83
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.00*      (14.09)       (4.15)         .38         3.80        16.86*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $6,746       $6,538       $8,882      $11,347      $10,282       $5,949
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .44*         .79          .72          .69          .65          .12*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .69*        1.23         1.13         1.21         1.45         1.82*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 23.79*       47.91        80.65        80.05        80.27        81.62
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Classic Equity Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A and class M shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market valued at last reported sales price on its principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end are listed after The fund's portfolio.

F) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At May 31, 2003 the value of securities loaned amounted to $5,119,396. The fund received cash collateral of $5,297,128 which is pooled with collateral of other Putnam funds into 41 issuers of high-grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and that borrowings not exceed prospectus limitations. For the six months ended May 31, 2003, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2002, the fund had a capital loss carryover of approximately $322,271,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover        Expiration
------------------    ----------------------------------
      $116,498,000    November 30, 2008
       205,773,000    November 30, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending November 30, 2003, $8,501,168 of losses recognized during the period November 1, 2002 to November 30, 2002.

The aggregate identified cost on a tax basis is $1,255,069,658, resulting in gross unrealized appreciation and depreciation of $141,876,230 and $105,000,462, respectively, or net unrealized appreciation of $36,875,768.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended May 31, 2003, the fund's expenses were reduced by $125,650 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,102 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B class C and class M shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2003, Putnam Retail Management, acting as underwriter, received net commissions of $56,370 and $1,426 from the sale of class A and class M shares, respectively, and received $306,451 and $1,379 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2003, Putnam Retail Management, acting as underwriter, received $448 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $290,763,914 and $408,203,290, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,630,668         $43,843,046
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               410,608           3,825,421
---------------------------------------------------------------------------
                                             5,041,276          47,668,467

Shares repurchased                         (13,290,861)       (125,146,419)
---------------------------------------------------------------------------
Net decrease                                (8,249,585)       $(77,477,952)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 27,882,606        $308,184,120
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               750,421           8,385,462
---------------------------------------------------------------------------
                                            28,633,027         316,569,582

Shares repurchased                         (34,024,316)       (360,708,783)
---------------------------------------------------------------------------
Net decrease                                (5,391,289)       $(44,139,201)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,606,865         $15,133,598
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                31,063             283,960
---------------------------------------------------------------------------
                                             1,637,928          15,417,558

Shares repurchased                          (5,800,442)        (54,101,473)
---------------------------------------------------------------------------
Net decrease                                (4,162,514)       $(38,683,915)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,586,975         $49,508,225
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                23,105             274,139
---------------------------------------------------------------------------
                                             4,610,080          49,782,364

Shares repurchased                         (30,195,755)       (325,520,689)
---------------------------------------------------------------------------
Net decrease                               (25,585,675)      $(275,738,325)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    276,916          $2,656,969
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,803              16,605
---------------------------------------------------------------------------
                                               278,719           2,673,574

Shares repurchased                            (568,160)         (5,353,481)
---------------------------------------------------------------------------
Net decrease                                  (289,441)        $(2,679,907)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    571,212          $6,132,307
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,884              21,940
---------------------------------------------------------------------------
                                               573,096           6,154,247

Shares repurchased                          (1,216,228)        (12,842,033)
---------------------------------------------------------------------------
Net decrease                                  (643,132)        $(6,687,786)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    210,718          $1,988,653
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                12,115             112,295
---------------------------------------------------------------------------
                                               222,833           2,100,948

Shares repurchased                          (1,230,242)        (11,474,548)
---------------------------------------------------------------------------
Net decrease                                (1,007,409)        $(9,373,600)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    863,207          $9,413,243
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                21,364             240,675
---------------------------------------------------------------------------
                                               884,571           9,653,918

Shares repurchased                          (3,059,210)        (32,480,225)
---------------------------------------------------------------------------
Net decrease                                (2,174,639)       $(22,826,307)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    174,487          $1,577,174
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 4,131              38,574
---------------------------------------------------------------------------
                                               178,618           1,615,748

Shares repurchased                            (173,913)         (1,667,990)
---------------------------------------------------------------------------
Net increase (decrease)                          4,705            $(52,242)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    556,086          $6,515,829
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 9,518             107,169
---------------------------------------------------------------------------
                                               565,604           6,622,998

Shares repurchased                            (665,278)         (7,179,523)
---------------------------------------------------------------------------
Net decrease                                   (99,674)          $(556,525)
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *


INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Deborah F. Kuenstner
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Classic Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA023-88665  949/990/096  7/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Classic Equity Fund
Supplement to Semiannual Report dated 5/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.


RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 5/31/03

                                                                        NAV

6 month                                                                3.00%
1 year                                                                -9.46
5 years                                                              -10.38
Annual average                                                        -2.17
Life of fund (since class A inception, 1/5/95)                        95.84
Annual average                                                         8.33

Share value:                                                            NAV

11/30/02                                                             $10.10
5/31/03                                                              $10.34

----------------------------------------------------------------------------

Distributions:       No.         Income        Capital gains          Total
                      2          $0.057              --              $0.057
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: July 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: July 24, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: July 24, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: July 24, 2003